Right to Use Assets and Lease Liability - Schedule of Lease Liability (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Total	$ 339,519	$ 379,720
Less: short term portion	(100,282)	(124,909)	$ (110,678)	$ (531,462)
Long term position	$ 239,237	254,811	$ 369,281
Right to Use Liability Net - Related Party [Member]
Total		47,418
Right to Use Liability Net [Member]
Total		42,918
Right to Use Liability Net [Member]
Total		$ 289,385